ACQUISITION OF MINERA KOLPA (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [Abstract]
Disclosure of detailed information about consideration paid as part of the purchase price [Table Text Block]
Cash consideration transferred to and on behalf of vendors as per the share purchase agreement	$78.0
Company's common shares transferred (14,075,357shares)	48.4
Fair value of the contingent payment payable in cash upon occurrence of certain events	7.9
Total consideration transferred as purchase price	$134.3

Disclosure of detailed information about allocation of the purchase price to assets acquired and liabilities assumed [Table Text Block]
Cash and cash equivalents	$5.9
Accounts and other receivables	7.6
Inventories	7.6
Sales tax receivables (IGV)	0.6
Prepaid expenses and other current assets	4.8
Mineral properties, plant and equipment	192.1
Right-of-use assets	1.5
Other non-current assets	1.7
Accounts payable, accrued liabilities and other	(25.2)
Income taxes payable	(3.1)
Loans payable	(25.7)
Lease obligations	(2.0)
Reclamation liabilities	(10.7)
Deferred income tax liabilities	(20.8)
Net assets acquired	$134.3

Disclosure of detailed information about assumptions used in the determination of the fair value of the mining interests [Table Text Block]
Average long-term prices:
Silver (USD/oz)	$29.10
Lead (USD/lb)	$1.18
Zinc (USD/lb)	$0.91
Copper (USD/lb)	$4.20

Disclosure of detailed information about pro-forma financial information presenting consolidated results assuming acquisition occurred [Table Text Block]
Year ended
December 31, 2025
Revenue	$514.6
Net Income (loss)	$(119.3)